Note 7 - Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Current Assets [Table Text Block]
	December 31, 2016	December 31, 2017
Prepaid expenses	670	140
Guarantees	15	17
Advances to various creditors	63	119
Other receivables	116	152
Total	864	428